1-PH/1640339.3
                                EXETER FUND, INC.

                                DEFENSIVE SERIES
                             BLENDED ASSET SERIES I
                             BLENDED ASSET SERIES II
                             MAXIMUM HORIZON SERIES

                    SUPPLEMENT DATED DECEMBER 13, 2002 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.
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The  Prospectus  and  Statement of Additional Information are hereby amended and supplemented to reflect a change in the name of each of the following Series of Exeter Fund, Inc.: Defensive Series, Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series. Effective December 13, 2002, the name of each Series referenced above will be as follows:


     NEW  NAME
PREVIOUS  NAME
Defensive  Series     Pro-Blend  Conservative  Term  Series
Blended  Asset  Series  I     Pro-Blend  Moderate  Term  Series
Blended  Asset  Series  II     Pro-Blend  Extended  Term  Series
Maximum  Horizon  Series     Pro-Blend  Maximum  Term  Series

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THE  FOLLOWING  SENTENCE  IS  ADDED TO THE END OF EACH SECTION OF THE PROSPECTUS
ENTITLED  "INVESTMENT  STRATEGIES":

The word "Term" in the Series' name describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series' maturity restrictions with respect to its investments in fixed income securities.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE